Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of Dividends Paid

	US Dollars
Figures in million	2017	2016	2015
Ordinary shares
Dividend number 118 of 130 SA cents per share was declared on 21 February 2017 and paid on 7 April 2017. (10 US cents per share)	39	—	—
	39	—	—